Loss per share - Summary of Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss attributable to ordinary equity holders of the Company (in €‘000)	€ (246,913)	€ (143,756)	€ (319,672)	€ (43,256)	€ (43,104)
Dilutive effects on loss per share
Total Loss For Basic And Diluted Loss Per Share	€ (246,913)	€ (143,756)
Weighted average number of ordinary shares for basic and loss per share	235,430,660	190,270,210	100	100	100
Weighted average number of ordinary shares for and diluted loss per share	235,430,660	190,270,210
Basic and diluted loss per share (in €‘000)			€ (3,197)	€ (433)	€ (431)
Basic and losses per share	€ (1.05)	€ (0.76)
diluted losses per share	€ (1.05)	€ (0.76)